UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2020

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/20
1 - 7	81.1
8 - 30	1.4
31 - 60	3.0
61 - 90	3.1
91 - 180	3.2
> 180	8.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2020
Variable Rate Demand Notes (VRDNs)	39.4%
Tender Option Bond	36.1%
Other Municipal Security	17.7%
Investment Companies	7.3%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

7/31/20
Fidelity® New York Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2020, the most recent period shown in the table, would have been (0.15)%.

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 39.4%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.38% 8/7/20, VRDN (a)(b)	$6,161,000	$6,161,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.35% 8/7/20, VRDN (a)(b)	1,800,000	1,800,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.36% 8/7/20, VRDN (a)	1,900,000	1,900,000
Series 2007 B, 0.36% 8/7/20, VRDN (a)	900,000	900,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	3,700,000	3,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	300,000	300,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	700,000	700,000
		7,500,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.34% 8/7/20, VRDN (a)	4,100,000	4,100,000
New York - 35.2%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beacon Mews Dev. Proj.) Series 2006 A, 0.16% 8/7/20, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Cook Street Apts. Proj.) Series A, 0.17% 8/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,080,000	4,080,000
(East 165th Street Proj.) Series A, 0.18% 8/7/20, LOC Citibank NA, VRDN (a)(b)	7,165,000	7,165,000
(Granite Terrace Apts. Proj.) Series A, 0.19% 8/7/20, LOC Citibank NA, VRDN (a)(b)	3,060,000	3,060,000
(Intervale Gardens Apts.) Series A, 0.19% 8/7/20, LOC Citibank NA, VRDN (a)(b)	3,115,000	3,115,000
(Manhattan Court Dev. Proj.) Series A, 0.18% 8/7/20, LOC Citibank NA, VRDN (a)(b)	16,050,000	16,050,000
(Related-Upper East Proj.) Series A, 0.25% 8/7/20, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	23,500,000	23,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.19% 8/7/20, LOC Citibank NA, VRDN (a)(b)	4,465,000	4,465,000
New York Dorm. Auth. Rev. Series 2019 B, 0.21% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	16,000,000	16,000,000
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 0.18% 8/7/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,190,000	23,190,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.18% 8/7/20, LOC Mizuho Bank Ltd., VRDN (a)(b)	3,300,000	3,300,000
Series 2004 C2, 0.2% 8/7/20, LOC Mizuho Bank Ltd., VRDN (a)(b)	10,500,000	10,500,000
Series 2004 C3, 0.16% 8/7/20, LOC Mizuho Bank Ltd., VRDN (a)(b)	20,000,000	20,000,000
Series 2010 A2, 0.2% 8/7/20, LOC Bank of Nova Scotia, VRDN (a)(b)	12,600,000	12,600,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 0.46% 8/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,215,000	1,215,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 0.18% 8/7/20, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
New York Hsg. Fin. Agcy. Rev.:
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.16% 8/7/20, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.21% 8/7/20, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.25% 8/7/20, LOC Freddie Mac, VRDN (a)(b)	11,600,000	11,600,000
FNMA New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.18% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.16% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	11,900,000	11,900,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.16% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(Worth Street Hsg. Proj.) Series A, 0.16% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	47,600,000	47,600,000
Series 1997 A, 0.16% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	11,200,000	11,200,000
Series 2004 A, 0.19% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	10,400,000	10,400,000
Series 2008 A, 0.17% 8/7/20, LOC Fannie Mae, VRDN (a)(b)	43,840,000	43,840,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 0.19% 8/7/20, LOC Citibank NA, VRDN (a)(b)	3,950,000	3,950,000
		407,230,000
New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.26% 8/31/20, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 2, 0.26% 8/31/20, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1995 3, 0.26% 8/31/20, VRDN (a)(b)(c)	4,600,000	4,600,000
		19,800,000
North Carolina - 0.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 8/7/20, VRDN (a)(b)	3,000,000	3,000,000
Pennsylvania - 0.1%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.3% 8/3/20, VRDN (a)	1,300,000	1,300,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.31% 8/7/20, VRDN (a)(b)	900,000	900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.3% 8/7/20, VRDN (a)(b)	3,400,000	3,400,000
		4,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $455,191,000)		455,191,000

Tender Option Bond - 36.1%
Colorado - 0.1%
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.41%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	400,000	400,000
Participating VRDN Series DBE 8027, 0.41% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	900,000	900,000
		1,300,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,255,000	4,255,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	900,000	900,000
		5,155,000
Florida - 0.5%
Broward County Port Facilities Rev. Bonds Series G 115, 0.41%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	500,000	500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.41%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	600,000	600,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.46% 9/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,300,000	4,300,000
		5,400,000
Illinois - 0.4%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,235,000	4,235,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	300,000	300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	500,000	500,000
		800,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.33%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	1,400,000	1,400,000
New York - 30.8%
Battery Park City Auth. Rev. Participating VRDN Series E 137, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	9,000,000	9,000,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 43, 0.26% 8/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	9,300,000	9,300,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.26% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,800,000	2,800,000
Series Floaters XF 05 51, 0.26% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	6,550,000	6,550,000
Series Floaters XF 06 77, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,500,000	2,500,000
Series Floaters XF 24 57, 0.28% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,666,500	5,666,500
Series Floaters XM 07 00, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,000,000	4,000,000
Series Floaters ZM 07 37, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,030,000	2,030,000
Series XF 28 59, 0.26% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,500,000	2,500,000
New York City Gen. Oblig.:
Bonds Series Solar 12, 0.24%, tender 8/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	895,000	895,000
Participating VRDN:
Series DB 8030, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,745,000	4,745,000
Series DB 8036, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,610,000	3,610,000
Series E 133, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,700,000	4,700,000
Series Floaters E86, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,100,000	6,100,000
Series Floaters XF 07 26, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	5,600,000	5,600,000
Series Floaters XF 25 61, 0.18% 8/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	7,125,000	7,125,000
Series Floaters ZF 07 24, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
Series Solar 2017 0057, 0.21% 8/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,225,000	3,225,000
Series XF 07 98, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	9,340,000	9,340,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 2015 ZF0207, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,500,000	1,500,000
Series DB 8031, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	6,645,000	6,645,000
Series Floaters E 129, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	14,000,000	14,000,000
Series Floaters XF 10 11, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	16,345,000	16,345,000
Series Floaters XM 03 83, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,500,000	1,500,000
Series Floaters XM 04 36, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,200,000	3,200,000
Series Floaters ZM 05 47, 0.19% 8/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	8,460,000	8,460,000
Series MS 3362, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000,000	5,000,000
Series MS 3373, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,950,000	1,950,000
Series XM 08 74, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,470,000	3,470,000
Series XX 1046, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	900,000	900,000
Series ZF 02 73, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,500,000	5,500,000
New York City Transitional Fin. Auth. Participating VRDN Series XM 03 51, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XF0080, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,200,000	2,200,000
Series 2014 XM0029, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,800,000	2,800,000
Series Floaters XM 04 22, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,300,000	4,300,000
Series ROC II R 11902, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,830,000	1,830,000
Series XF 06 37, 0.2% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,000,000	3,000,000
Series XF 28 64, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000,000	5,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 14005, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,900,000	7,900,000
New York Dorm. Auth. Rev. Participating VRDN Series XF 28 88, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,800,000	1,800,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	7,480,000	7,480,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.26% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,091,000	3,091,000
0.21% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	26,600,000	26,600,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.21% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	48,000,000	48,000,000
Series XF 04 99, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,400,000	6,400,000
Series XF 08 65, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,030,000	2,030,000
Series XF 24 19, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,625,000	5,625,000
Series XF 28 68, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	16,205,000	16,205,000
Series XF 28 78, 0.22% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	16,280,000	16,280,000
Series XG 02 90, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
Series XM 06 97, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,500,000	3,500,000
Series XM 08 43, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,665,000	6,665,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XX 11 27, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,000,000	2,000,000
Series ZF 09 29, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,355,000	1,355,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 0.23% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	7,975,000	7,975,000
Series Floaters XM 00 89, 0.23% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,790,000	3,790,000
Series Floaters XX 10 38, 0.23% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	5,835,000	5,835,000
Tender Option Bond Trust Receipts Participating VRDN Series XF 06 57, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,935,000	1,935,000
		356,152,500
New York And New Jersey - 3.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 ZF0326, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,415,000	5,415,000
Series 16 ZF0367, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	985,000	985,000
Series DB 8033, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,795,000	3,795,000
Series Floaters YX 10 34, 0.24% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,600,000	1,600,000
Series Floaters ZF 02 69, 0.26% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,200,000	2,200,000
Series Putters 15 XM013, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	6,500,000	6,500,000
Series ROC 14086, 0.21% 8/7/20 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	1,700,000	1,700,000
Series XF 08 08, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,400,000	1,400,000
Series XF 09 38, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	7,645,000	7,645,000
Series XG 02 65 0.26% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	8,170,000	8,170,000
		39,410,000
Pennsylvania - 0.1%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	690,000	690,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	500,000	500,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.41% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	200,000	200,000
		1,390,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.36%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
Texas - 0.1%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	800,000	800,000
TOTAL TENDER OPTION BOND
(Cost $416,542,500)		416,542,500

Other Municipal Security - 17.7%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 8/6/20, CP mode	800,000	800,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.31% tender 8/13/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	2,600,000	2,600,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.28% tender 8/13/20, CP mode	1,000,000	1,000,000
0.3% tender 8/4/20, CP mode	1,000,000	1,000,000
		4,600,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.41%, tender 2/26/21 (a)(f)	100,000	100,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 0.46% tender 8/6/20, CP mode	1,500,000	1,500,000
Series A1, 0.45% tender 8/6/20, CP mode (b)	1,600,000	1,600,000
		3,100,000
New York - 14.2%
Clarkstown Central School District TAN Series 2020, 1% 11/24/20	5,100,000	5,111,588
East Greenbush Central School District BAN Series 2019 C, 2% 12/16/20	4,600,000	4,613,692
East Hampton Town BAN Series 2019 A, 2% 8/21/20	5,067,800	5,069,768
East Islip Unified School District BAN Series 2019, 2.5% 10/9/20	7,801,815	7,819,377
Farmingdale Union Free School District BAN Series 2019, 2% 9/18/20	2,700,000	2,705,900
Grand Island County BAN Series 2019, 2.25% 10/9/20	8,400,000	8,414,363
Hudson Yards Infrastructure Corp. New York Rev. Bonds Series 2012 A, 5.75% 2/15/21 (Pre-Refunded to 2/15/21 @ 100)	9,000,000	9,209,021
Irondequoit Gen. Oblig. BAN Series 2019 C, 2% 12/18/20	4,661,500	4,675,311
Kingston NY City School District BAN Series 2019, 2.25% 11/13/20	8,100,000	8,123,178
New York City Gen. Oblig. Bonds Series A, 5%	1,900,000	1,900,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2016 D, 5% 2/15/21	12,455,000	12,697,327
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	13,400,000	13,750,560
New York Pwr. Auth.:
Series 1:
0.22% 8/11/20, CP	7,658,000	7,658,000
0.3% 8/6/20, CP	1,662,000	1,662,000
Series 2:
0.32% 1/27/21, CP	8,100,000	8,100,000
0.32% 2/3/21, CP	4,800,000	4,800,000
0.4% 3/11/21, CP	6,728,000	6,728,000
0.4% 3/11/21, CP	5,300,000	5,300,000
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	31,400,000	32,326,328
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	5,000,000	5,107,131
Three Village Central School District TAN Series 2020, 2% 6/25/21	5,000,000	5,070,163
Village of Mount Kisco BAN Series B, 1.5% 12/18/20	3,800,000	3,800,000
		164,641,707
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
Bonds:
Series 185, 5% 9/1/20 (b)	2,100,000	2,105,268
Series 186, 5% 10/15/20 (b)	14,300,000	14,405,404
Series 195, 5% 10/1/20 (b)	2,915,000	2,933,053
Series 202, 5% 10/15/20 (b)	295,000	297,218
Series A, 0.45% 9/17/20, CP (b)	12,000,000	12,000,000
		31,740,943
TOTAL OTHER MUNICIPAL SECURITY
(Cost $204,982,650)		204,982,650
	Shares	Value

Investment Company - 7.3%
Fidelity Municipal Cash Central Fund .21%(g)(h)
(Cost $84,256,001)	84,247,575	84,256,001
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,160,972,151)		1,160,972,151
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,645,511)
NET ASSETS - 100%		$1,155,326,640

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 2.3% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19 - 11/6/19	$800,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.41%, tender 3/1/21 (Liquidity Facility Royal Bank of Canada)	9/26/19	$500,000
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.33%, tender 8/6/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$1,400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$900,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.41%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.41%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$600,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$300,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19 - 7/1/20	$500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$500,000
Port Auth. of New York & New Jersey Series 1991 1, 0.26% 8/6/20, VRDN	4/15/19	$8,800,000
Port Auth. of New York & New Jersey Series 1991 2, 0.26% 8/6/20, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1995 3, 0.26% 8/31/20, VRDN	10/17/19 - 3/6/20	$4,600,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.36%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$39,385
Total	$39,385

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,076,716,150)	$1,076,716,150
Fidelity Central Funds (cost $84,256,001)	84,256,001
Total Investment in Securities (cost $1,160,972,151)		$1,160,972,151
Cash		904,718
Receivable for investments sold		1,200,000
Receivable for fund shares sold		43,922
Interest receivable		2,654,520
Distributions receivable from Fidelity Central Funds		16,711
Prepaid expenses		124
Other receivables		302
Total assets		1,165,792,448
Liabilities
Payable for investments purchased	$9,325,190
Payable for fund shares redeemed	819,721
Distributions payable	374
Accrued management fee	283,412
Other affiliated payables	10,826
Other payables and accrued expenses	26,285
Total liabilities		10,465,808
Net Assets		$1,155,326,640
Net Assets consist of:
Paid in capital		$1,155,787,081
Total accumulated earnings (loss)		(460,441)
Net Assets		$1,155,326,640
Net Asset Value, offering price and redemption price per share ($1,155,326,640 ÷ 1,153,744,908 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$5,951,353
Income from Fidelity Central Funds		39,385
Total income		5,990,738
Expenses
Management fee	$2,184,582
Transfer agent fees	761,299
Accounting fees and expenses	68,024
Custodian fees and expenses	5,994
Independent trustees' fees and expenses	2,159
Registration fees	15,185
Audit	19,728
Legal	6,407
Miscellaneous	3,544
Total expenses before reductions	3,066,922
Expense reductions	(463,177)
Total expenses after reductions		2,603,745
Net investment income (loss)		3,386,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,166
Total net realized gain (loss)		10,166
Net increase in net assets resulting from operations		$3,397,159

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,386,993	$15,009,538
Net realized gain (loss)	10,166	308,507
Net increase in net assets resulting from operations	3,397,159	15,318,045
Distributions to shareholders	(3,886,964)	(15,108,577)
Share transactions
Proceeds from sales of shares	127,867,358	254,739,859
Reinvestment of distributions	3,732,977	14,567,438
Cost of shares redeemed	(342,520,140)	(506,686,083)
Net increase (decrease) in net assets and shares resulting from share transactions	(210,919,805)	(237,378,786)
Total increase (decrease) in net assets	(211,409,610)	(237,169,318)
Net Assets
Beginning of period	1,366,736,250	1,603,905,568
End of period	$1,155,326,640	$1,366,736,250
Other Information
Shares
Sold	127,867,358	254,739,859
Issued in reinvestment of distributions	3,732,977	14,567,438
Redeemed	(342,520,140)	(506,686,083)
Net increase (decrease)	(210,919,805)	(237,378,786)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.010	.005	.001	–A
Net realized and unrealized gain (loss)	–A	–A	.001	–A	–A	–A
Total from investment operations	.003	.010	.011	.005	.001	–A
Distributions from net investment income	(.003)	(.010)	(.010)	(.005)	(.001)	–A
Distributions from net realized gain	–A	–A	(.001)	(.001)	–A	–A
Total distributions	(.003)	(.010)	(.011)	(.005)B	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.31%	1.02%	1.10%	.52%	.12%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.42%G	.49%	.49%	.49%	.39%	.07%
Expenses net of all reductions	.42%G	.49%	.49%	.49%	.39%	.07%
Net investment income (loss)	.55%G	1.02%	1.00%	.46%	.10%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,155,327	$1,366,736	$1,603,906	$2,091,201	$2,900,940	$5,311,191

 A Amount represents less than $.0005 per share.

 B Total distributions of $.005 per share is comprised of distributions from net investment income of $.0047 and distributions from net realized gain of $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,160,972,151

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New York Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $461,385.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $377.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,415.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity New York Municipal Money Market Fund	.42%
Actual		$1,000.00	$1,003.10	$2.09-C
Hypothetical-D		$1,000.00	$1,022.77	$2.11-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.49 and $2.51, respectively.

 D 5% return per year before expenses

NFS-SANN-0920
1.853336.113

Fidelity® New York AMT Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 7/31/20
1 - 7	82.2
8 - 30	1.9
31 - 60	1.6
61 - 90	3.0
91 - 180	3.1
> 180	8.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of July 31, 2020
Variable Rate Demand Notes (VRDNs)	20.6%
Tender Option Bond	49.6%
Other Municipal Security	17.7%
Investment Companies	10.6%
Net Other Assets (Liabilities)	1.5%

Current 7-Day Yields

7/31/20
Fidelity® New York AMT Tax-Free Money Market Fund	0.01%
Institutional Class	0.10%
Service Class	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2020, the most recent period shown in the table, would have been .06% for Institutional Class and (.19)% for Service Class.

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 20.6%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.24% 8/7/20, VRDN (a)	$2,000,000	$2,000,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Series 2016 C, 0.25% 8/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	1,500,000	1,500,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.3% 8/7/20, VRDN (a)	2,900,000	2,900,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.36% 8/7/20, VRDN (a)	700,000	700,000
Series 2007 B, 0.36% 8/7/20, VRDN (a)	2,600,000	2,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 8/7/20, VRDN (a)	6,500,000	6,500,000
		10,300,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.33% 8/7/20, VRDN (a)	9,800,000	9,800,000
Series 2010 B1, 0.34% 8/7/20, VRDN (a)	6,900,000	6,900,000
		16,700,000
New York - 18.6%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 0.23% 8/7/20, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,580,000	4,580,000
Battery Park City Auth. Rev. Series 2019 D1, 0.14% 8/7/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	26,240,000	26,240,000
Build NYC Resource Corp. Rev. (The Asia Society Proj.) Series 2015, 0.16% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	3,005,000	3,005,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.19% 8/7/20, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,020,000	5,020,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.17% 8/7/20, LOC Wells Fargo Bank NA, VRDN (a)	18,525,000	18,525,000
Nassau Health Care Corp. Rev.:
Series 2009 B1, 0.17% 8/7/20, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Series 2009 B2, 0.17% 8/7/20, LOC Bank of America NA, VRDN (a)	13,060,000	13,060,000
Series 2009 C1, 0.17% 8/7/20, LOC Bank of America NA, VRDN (a)	2,305,000	2,305,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.16% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	5,585,000	5,585,000
Series 2008 C, 0.15% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	1,235,000	1,235,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F1A, 0.15% 8/7/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,000,000	8,000,000
Series 2016 CC, 0.16% 8/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	4,315,000	4,315,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.15% 8/3/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	14,655,000	14,655,000
Series 2010, 0.15% 8/3/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	19,650,000	19,650,000
New York Dorm. Auth. Rev.:
(Fordham Univ. Proj.) Series 2008 A1, 0.16% 8/7/20, LOC Bank of America NA, VRDN (a)	3,950,000	3,950,000
(Univ. of Rochester Proj.):
Series 2006 B1, 0.14% 8/7/20, LOC Barclays Bank PLC, VRDN (a)	2,735,000	2,735,000
Series 2008 A1, 0.14% 8/7/20, LOC Barclays Bank PLC, VRDN (a)	2,955,000	2,955,000
Series 2019 B, 0.11% 8/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,900,000	2,900,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 D, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	5,915,000	5,915,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.14% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	3,005,000	3,005,000
Series 2003 D2E, 0.15% 8/7/20, LOC Royal Bank of Canada, VRDN (a)	1,260,000	1,260,000
New York Hsg. Fin. Agcy. Rev.:
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.15% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	17,260,000	17,260,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.18% 8/7/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	39,235,000	39,235,000
Series 2013 A:
0.14% 8/7/20, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
0.17% 8/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,550,000	24,550,000
Series 2014 A, 0.17% 8/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,830,000	14,830,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016, 0.15% 8/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,750,000	1,750,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2005 A3, 0.17% 8/7/20, LOC Mizuho Bank Ltd., VRDN (a)	8,050,000	8,050,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.15% 8/7/20, LOC TD Banknorth, NA, VRDN (a)	1,610,000	1,610,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 05A2, 0.13% 8/3/20, LOC Citibank NA, VRDN (a)	4,000,000	4,000,000
Series 2001 C, 0.13% 8/3/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)	21,585,000	21,585,000
Series 2002 F, 0.13% 8/3/20, LOC Citibank NA, VRDN (a)	15,475,000	15,475,000
Series 2003 B, 0.16% 8/3/20, LOC Bank of America NA, VRDN (a)	16,255,000	16,255,000
Series 2005 A, 0.14% 8/7/20, LOC Barclays Bank PLC, VRDN (a)	1,775,000	1,775,000
Series 2005 B:
0.14% 8/3/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,700,000	4,700,000
0.15% 8/3/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,700,000	2,700,000
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Bruckner by the Bridge Proj.) Series 2008 A, 0.15% 8/7/20, LOC Freddie Mac, VRDN (a)	13,600,000	13,600,000
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.15% 8/7/20, LOC Freddie Mac, VRDN (a)	23,605,000	23,605,000
Series 2011 A, 0.15% 8/7/20, LOC Freddie Mac, VRDN (a)	21,820,000	21,820,000
Series 2011 B, 0.15% 8/7/20, LOC Freddie Mac, VRDN (a)	2,030,000	2,030,000
		390,825,000
Pennsylvania - 0.3%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.3% 8/3/20, VRDN (a)	6,300,000	6,300,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 8/7/20, VRDN (a)	300,000	300,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24% 8/7/20, VRDN (a)	1,100,000	1,100,000
		1,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $431,925,000)		431,925,000

Tender Option Bond - 49.6%
California - 0.2%
California Gen. Oblig. Participating VRDN Series Spears DB 80 18, 0.33% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,200,000	1,200,000
Dignity Health Participating VRDN:
Series 17 04, 0.28% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	995,000	995,000
Series DBE 80 11, 0.38% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,000,000	2,000,000
		4,195,000
Colorado - 0.0%
Tender Option Bond Trust Receipts Participating VRDN Series XG 00 68, 0.27% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	480,000	480,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,890,000	1,890,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,300,000	1,300,000
		3,190,000
Florida - 0.4%
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.26% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	400,000	400,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.46% 9/11/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	7,400,000	7,400,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.26% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	300,000	300,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.26% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500,000	500,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 0.26% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	300,000	300,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.36%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
		9,100,000
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 0.36% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,700,000	3,700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,035,000	4,035,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 0.22% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Series XM 07 59, 0.35% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,600,000	1,600,000
		9,735,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	500,000	500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	920,000	920,000
		1,420,000
New Jersey - 0.1%
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.33%, tender 9/24/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	2,400,000	2,400,000
New York - 46.0%
Battery Park City Auth. Rev. Participating VRDN Series E 137, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	50,500,000	50,500,000
City of New York Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 53, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,750,000	3,750,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 43, 0.26% 8/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	16,315,000	16,315,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series 2017 XG 0114, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,760,000	7,760,000
Series Floaters XF 05 98, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	6,200,000	6,200,000
Series XF 25 99, 0.19% 8/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800,000	4,800,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.26% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,200,000	1,200,000
Series Floaters XF 05 51, 0.26% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,700,000	2,700,000
Series Floaters XF 06 77, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,100,000	2,100,000
Series Floaters XF 24 57, 0.28% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,333,500	2,333,500
Series Floaters XF 24 80, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,600,000	9,600,000
Series Floaters XM 07 00, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,020,000	4,020,000
Series Floaters ZM 07 37, 0.24% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,000,000	3,000,000
Series XF 28 59, 0.26% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,250,000	4,250,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,730,000	6,730,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada)(a)(b)(c)	5,000,000	5,000,000
New York City Gen. Oblig.:
Bonds Series Solar 12, 0.24%, tender 8/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,550,000	1,550,000
Participating VRDN:
Series 15 ZF0197, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series 2015 ZF0206, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,700,000	2,700,000
Series DB 8036, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,560,000	2,560,000
Series E 133, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	23,550,000	23,550,000
Series Floaters E86, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,065,000	8,065,000
Series Floaters E87, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	12,995,000	12,995,000
Series Floaters E88, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	15,830,000	15,830,000
Series Floaters XM 07 06, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000,000	4,000,000
Series MS 3324, 0.19% 8/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(b)(c)	6,650,000	6,650,000
Series MS 3361, 0.23% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,000,000	5,000,000
Series RBC G 55, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000,000	5,000,000
Series RBC G 56, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,500,000	4,500,000
Series Solar 2017 0057, 0.21% 8/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,570,000	1,570,000
New York City Hsg. Dev. Corp. Multifamily Hsg. Participating VRDN Series ZF 09 00, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,040,000	8,040,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0128, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,940,000	8,940,000
Series 15 XF0129, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	16,700,000	16,700,000
Series 16 ZM0161, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,265,000	8,265,000
Series 2015 ZF0207, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,500,000	6,500,000
Series 2017 ZM 0495, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,000,000	3,000,000
Series Floaters 2018 E125, 0.19% 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,325,000	1,325,000
Series Floaters E 129, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	39,700,000	39,700,000
Series Floaters XF 07 45, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,500,000	4,500,000
Series Floaters XF 10 11, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,060,000	7,060,000
Series Floaters XF 25 69, 0.19% 8/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000,000	4,000,000
Series Floaters XF 26 01, 0.18% 8/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,800,000	4,800,000
Series Floaters XL 00 67, 0.2% 8/3/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,425,000	7,425,000
Series Floaters XM 03 83, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series Floaters XM 04 36, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,800,000	11,800,000
Series Floaters XM 07 31, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	4,000,000	4,000,000
Series Floaters ZF 06 87, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,025,000	5,025,000
Series Floaters ZM 05 47, 0.19% 8/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	6,540,000	6,540,000
Series MS 00 3387, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500,000	2,500,000
Series MS 3274 X, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	7,980,000	7,980,000
Series MS 3373, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,125,000	6,125,000
Series Putters 15 XM0002, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	49,070,000	49,070,000
Series XG 0112, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,800,000	2,800,000
Series XX 1046, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,500,000	1,500,000
Series ZF 02 73, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	9,200,000	9,200,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series XF 23 18, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,300,000	9,300,000
Series XM 03 03, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,050,000	5,050,000
Series XM 03 51, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,080,000	4,080,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 0.2% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	8,250,000	8,250,000
Series Floaters XF 25 55, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	5,920,000	5,920,000
Series Floaters XM 06 19, 0.19% 8/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	3,750,000	3,750,000
Series Floaters XM 06 20, 0.19% 8/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	7,385,000	7,385,000
Series MS 3414, 0.24% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XF0080, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,665,000	3,665,000
Series 15 XM0086, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,500,000	4,500,000
Series 2014 XM0029, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,200,000	5,200,000
Series Floaters XF 27 82, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,500,000	6,500,000
Series Floaters E99, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	22,495,000	22,495,000
Series Floaters XF 07 16, 0.2% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,200,000	4,200,000
Series Floaters XF 07 17, 0.21% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	12,285,000	12,285,000
Series Floaters XF 27 31, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,600,000	4,600,000
Series Floaters XM 04 38, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,500,000	3,500,000
Series Floaters ZF 26 37, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,795,000	2,795,000
Series Floaters ZM 05 44, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	4,445,000	4,445,000
Series MS 3360, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,380,000	4,380,000
Series MS 3393, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,890,000	2,890,000
Series ROC II R 14082, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	14,155,000	14,155,000
Series XF 06 37, 0.2% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	14,520,000	14,520,000
Series XF 28 64, 0.18% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	8,335,000	8,335,000
Series ZF 09 62, 0.2% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,800,000	3,800,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.19% 8/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	23,240,000	23,240,000
Series MS 3275, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	10,000,000	10,000,000
Series ROC II R 14005, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,100,000	1,100,000
New York Dorm. Auth. Rev. Participating VRDN:
Series ROC II R 11955, 0.16% 8/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	9,000,000	9,000,000
Series XF 08 38, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,600,000	1,600,000
Series XF 28 88, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,200,000	3,200,000
Series XG 02 76, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	12,960,000	12,960,000
Series XG 02 77, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	13,260,000	13,260,000
New York Dorm. Auth. Revs. Participating VRDN Series ROC II R 11975, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,590,000	7,590,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,100,000	8,100,000
Series Floaters XF 25 86, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,750,000	3,750,000
Series Floaters XG 01 69, 0.19% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,800,000	10,800,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 0.26% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	12,259,000	12,259,000
0.21% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	27,585,000	27,585,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.21% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	28,065,000	28,065,000
Series XF 05 91, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,000,000	2,000,000
Series XF 08 65, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	9,450,000	9,450,000
Series XF 28 78, 0.22% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	29,015,000	29,015,000
Series XM 06 97, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500,000	1,500,000
Series XM 08 43, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	11,800,000	11,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.24% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,145,000	9,145,000
Series 2015 ZF0209, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	14,000,000	14,000,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 08 29, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,075,000	5,075,000
Series XF 08 47, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,710,000	5,710,000
Series XX 11 27, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,220,000	3,220,000
Series ZF 08 32, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,820,000	2,820,000
Series ZF 09 29, 0.19% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400,000	2,400,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,080,000	9,080,000
New York Urban Dev. Corp. Rev. Participating VRDN Series DB 8029, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	18,995,000	18,995,000
Oneida County Local Dev. Corp. Rev. Participating VRDN Series XG 02 82, 0.2% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,650,000	1,650,000
Tender Option Bond Trust Receipts Participating VRDN Series XF 06 57, 0.23% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	6,065,000	6,065,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,700,000	7,700,000
Series Floaters ZF 27 40, 0.19% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,600,000	2,600,000
Series Floaters ZM 01 22, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000,000	4,000,000
Series Floaters ZM 04 56, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.19% 8/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,000,000	4,000,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 0.2% 8/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,160,000	3,160,000
		963,757,500
New York And New Jersey - 1.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.22% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	6,360,000	6,360,000
Series DB 8033, 0.31% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,300,000	4,300,000
Series Floaters XF 05 65, 0.2% 8/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	14,935,000	14,935,000
Series Floaters XF 06 97, 0.26% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,910,000	5,910,000
Series Floaters ZM 04 10, 0.2% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300,000	1,300,000
Series MS 15 ZM0099, 0.24% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)(e)	1,100,000	1,100,000
Series MS 3249, 0.24% 8/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,500,000	3,500,000
		37,405,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.28% 8/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	785,000	785,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
		2,585,000
Pennsylvania - 0.2%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 0.31% 9/11/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,375,000	1,375,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	800,000	800,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.36%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Participating VRDN Series DBE 8032, 0.41% 8/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	730,000	730,000
		3,505,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.36%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Texas - 0.1%
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.26% 8/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,500,000	1,500,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.36%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
		1,600,000
TOTAL TENDER OPTION BOND
(Cost $1,040,172,500)		1,040,172,500

Other Municipal Security - 17.7%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.28%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	6,420,000	6,420,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.28%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,235,000	5,235,000
		11,655,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.4% tender 8/6/20, CP mode	1,500,000	1,500,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1992:
0.28% tender 8/13/20, CP mode	2,300,000	2,300,000
0.3% tender 8/4/20, CP mode	1,800,000	1,800,000
		4,100,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.41%, tender 2/26/21 (a)(f)	100,000	100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 0.46% tender 8/6/20, CP mode	2,700,000	2,700,000
New York - 15.0%
Clarkstown Central School District TAN Series 2020, 1% 11/24/20	9,500,000	9,521,586
East Greenbush Central School District BAN Series 2019 C, 2% 12/16/20	8,015,000	8,038,856
East Hampton Town BAN Series 2019 A, 2% 8/21/20	8,200,000	8,203,185
East Islip Unified School District BAN Series 2019, 2.5% 10/9/20	12,900,000	12,929,038
Farmingdale Union Free School District BAN Series 2019, 2% 9/18/20	15,110,252	15,131,154
Grand Island County BAN Series 2019, 2.25% 10/9/20	13,642,000	13,665,327
Hudson Yards Infrastructure Corp. New York Rev. Bonds Series 2012 A, 5.75% 2/15/21 (Pre-Refunded to 2/15/21 @ 100)	18,085,000	18,509,315
Irondequoit Gen. Oblig. BAN Series 2019 C, 2% 12/18/20	8,100,000	8,123,999
Kingston NY City School District BAN Series 2019, 2.25% 11/13/20	13,900,000	13,939,774
New York City Gen. Oblig. Bonds Series A, 5%	3,050,000	3,050,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds Series 2016 D, 5% 2/15/21	24,000,000	24,466,948
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	25,985,000	26,664,796
New York Pwr. Auth.:
Series 1:
0.22% 8/11/20, CP	14,400,000	14,400,000
0.22% 8/11/20, CP	500,000	499,973
0.34% 8/12/20, CP	450,000	450,000
Series 2:
0.32% 1/27/21, CP	14,900,000	14,900,000
0.32% 2/3/21, CP	8,700,000	8,700,000
0.4% 3/11/21, CP	12,300,000	12,300,000
0.4% 3/11/21, CP	9,700,000	9,700,000
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	52,800,000	54,359,424
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	5,000,000	5,107,131
North Syracuse Cent School District BAN Series 2019, 2.25% 8/7/20	3,852,755	3,853,316
Port Washington Union Free School District BAN Series 2019, 2.5% 8/6/20	395,000	395,063
Three Village Central School District TAN Series 2020, 2% 6/25/21	10,000,000	10,140,327
Tonawanda Town BAN Series 2019, 2% 8/28/20	11,209,896	11,216,512
Village of Mount Kisco BAN Series B, 1.5% 12/18/20	6,700,000	6,700,000
		314,965,724
New York And New Jersey - 1.6%
Port Auth. of New York & New Jersey Series B:
0.37% 10/7/20, CP	17,140,000	17,140,000
0.37% 10/21/20, CP	13,340,000	13,340,000
0.8% 8/19/20, CP	2,000,000	2,000,000
		32,480,000
Texas - 0.1%
Texas Pub. Fin. Auth. Rev. Series 2016 B, 0.35% 10/29/20 (Liquidity Facility Texas Gen. Oblig.), CP	3,000,000	3,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $370,500,724)		370,500,724
	Shares	Value

Investment Company - 10.6%
Fidelity Tax-Free Cash Central Fund .18% (g)(h)
(Cost $222,176,473)	222,135,574	222,176,473
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $2,064,774,697)		2,064,774,697
NET OTHER ASSETS (LIABILITIES) - 1.5%		31,812,461
NET ASSETS - 100%		$2,096,587,158

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,620,000 or 0.4% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,100,000 or 0.2% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Clipper Tax-Exempt Trust Bonds Series Clipper 06 12, 0.33%, tender 8/6/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	5/20/20	$2,400,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 4/16/20	$1,300,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.36%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$500,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.34%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19 - 7/1/20	$920,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.36%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/1/20	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.33%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/3/20	$800,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.36%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	6/1/20	$600,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.36%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$300,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.36%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/6/19	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$224,873
Total	$224,873

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,842,598,224)	$1,842,598,224
Fidelity Central Funds (cost $222,176,473)	222,176,473
Total Investment in Securities (cost $2,064,774,697)		$2,064,774,697
Cash		2,835,906
Receivable for investments sold		25,255,000
Receivable for fund shares sold		10,472,664
Interest receivable		4,834,672
Distributions receivable from Fidelity Central Funds		29,004
Receivable from investment adviser for expense reductions		63,064
Other receivables		2,463
Total assets		2,108,267,470
Liabilities
Payable for investments purchased	$8,426,285
Payable for fund shares redeemed	2,771,882
Distributions payable	19,065
Accrued management fee	357,520
Distribution and service plan fees payable	29
Other affiliated payables	105,531
Total liabilities		11,680,312
Net Assets		$2,096,587,158
Net Assets consist of:
Paid in capital		$2,096,383,071
Total accumulated earnings (loss)		204,087
Net Assets		$2,096,587,158
Net Asset Value and Maximum Offering Price
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($518,713,052 ÷ 518,391,253 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,577,488,122 ÷ 1,576,673,072 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($385,984 ÷ 385,773 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2020 (Unaudited)
Investment Income
Interest		$10,391,396
Income from Fidelity Central Funds		224,873
Total income		10,616,269
Expenses
Management fee	$2,256,759
Transfer agent fees	698,158
Distribution and service plan fees	520
Independent trustees' fees and expenses	3,908
Total expenses before reductions	2,959,345
Expense reductions	(452,812)
Total expenses after reductions		2,506,533
Net investment income (loss)		8,109,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	233,264
Fidelity Central Funds	474
Total net realized gain (loss)		233,738
Net increase in net assets resulting from operations		$8,343,474

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2020 (Unaudited)	Year ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,109,736	$28,703,140
Net realized gain (loss)	233,738	446,597
Net increase in net assets resulting from operations	8,343,474	29,149,737
Distributions to shareholders	(8,291,036)	(28,847,521)
Share transactions - net increase (decrease)	(438,343,101)	597,924,359
Total increase (decrease) in net assets	(438,290,663)	598,226,575
Net Assets
Beginning of period	2,534,877,821	1,936,651,246
End of period	$2,096,587,158	$2,534,877,821

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.012	.012	.006	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	–A	.001	–A
Total from investment operations	.003	.012	.012	.006	.003	–A
Distributions from net investment income	(.003)	(.012)	(.012)	(.006)	(.002)	–A
Distributions from net realized gainA	–	–	–	–	–	–
Total distributions	(.003)	(.012)	(.012)	(.006)	(.003)B	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.32%	1.18%	1.18%	.64%	.27%	.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.30%	.30%	.30%	.27%	.07%
Expenses net of all reductions	.30%G	.30%	.30%	.30%	.27%	.07%
Net investment income (loss)	.65%G	1.15%	1.18%	.65%	.25%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$518,713	$566,254	$530,339	$379,101	$286,218	$271,869

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0003 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.013	.013	.007	.003	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.013	.013	.007	.003	–A
Distributions from net investment income	(.004)	(.013)	(.013)	(.007)	(.003)	–A
Distributions from net realized gain	–A	–A	–A	–A	–	–A
Total distributions	(.004)	(.013)	(.013)	(.007)	(.003)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.37%	1.28%	1.28%	.74%	.32%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.20%	.19%	.07%
Expenses net of all reductions	.20%F	.20%	.20%	.20%	.19%	.07%
Net investment income (loss)	.75%F	1.25%	1.28%	.75%	.33%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,577,488	$1,968,318	$1,405,962	$1,013,988	$639,741	$488,166

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.003	.010	.010	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.003	.010	.010	.005	.001	–A
Distributions from net investment income	(.003)	(.010)	(.010)	(.005)	(.001)	–A
Distributions from net realized gainA	–	–	–	–	–	–
Total distributions	(.003)	(.010)	(.010)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.27%	1.03%	1.02%	.49%	.13%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.42%F	.45%	.45%	.45%	.38%	.07%
Expenses net of all reductions	.41%F	.45%	.45%	.45%	.38%	.07%
Net investment income (loss)	.53%F	1.00%	1.03%	.50%	.14%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$386	$306	$350	$134	$133	$146

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2020

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$2,064,774,697

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$520	$ 67

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$265,982
Institutional Class	432,072
Service Class	104
$698,158

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $444,506 and $110, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

New York AMT Tax-Free Money Market Fund	$5,582
Service Class	73

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,541.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2020	Year ended January 31, 2020
Distributions to shareholders
New York AMT Tax-Free Money Market Fund	$1,728,437	$6,503,807
Institutional Class	6,561,441	22,339,323
Service Class	1,158	4,391
Total	$8,291,036	$28,847,521

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2020	Year ended January 31, 2020	Six months ended July 31, 2020	Year ended January 31, 2020
New York AMT Tax-Free Money Market Fund
Shares sold	234,050,733	459,937,173	$234,050,733	$459,937,173
Reinvestment of distributions	1,598,487	5,999,667	1,598,487	5,999,667
Shares redeemed	(283,219,763)	(430,068,494)	(283,219,763)	(430,068,494)
Net increase (decrease)	(47,570,543)	35,868,346	$(47,570,543)	$35,868,346
Institutional Class
Shares sold	1,122,574,504	2,176,417,079	$1,122,574,504	$2,176,417,079
Reinvestment of distributions	5,626,431	19,766,099	5,626,431	19,766,099
Shares redeemed	(1,519,053,889)	(1,634,082,440)	(1,519,053,889)	(1,634,082,440)
Net increase (decrease)	(390,852,954)	562,100,738	$(390,852,954)	$562,100,738
Service Class
Shares sold	180,367	228,450	$180,367	$228,450
Reinvestment of distributions	1,158	4,393	1,158	4,393
Shares redeemed	(101,129)	(277,568)	(101,129)	(277,568)
Net increase (decrease)	80,396	(44,725)	$80,396	$(44,725)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity New York AMT Tax-Free Money Market Fund
New York AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,003.20	$1.49
Hypothetical-C		$1,000.00	$1,023.37	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,003.70	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class	.42%
Actual		$1,000.00	$1,002.70	$2.09**
Hypothetical-C		$1,000.00	$1,022.77	$2.11**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.24 and $2.26, respectively.

NYS-SANN-0920
1.536272.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 18, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 18, 2020